Provisions for expected credit losses/impairment charges - Recoveries (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Financial assets
Provisions for ECL/impairment	$ 3,913	$ 3,053	$ 3,119	$ 3,602	$ 3,332
Percentage of provision for ECL/impairment charges on loans and credit commitments	100.00%	100.00%	100.00%	100.00%	100.00%
Contractual amount outstanding of write-offs which remain subject to enforcement activity	$ 1,093
Recoveries	172	$ 179	$ 168	$ 137	$ 131
Write-offs	(1,154)	(1,127)	(1,656)	(1,189)	(1,238)
Net write-offs and recoveries	(982)	(948)	(1,488)	(1,052)	(1,107)
Australia
Financial assets
Provisions for ECL/impairment	$ 3,506	$ 2,644	$ 2,692	$ 3,064	$ 2,827
Percentage of provision for ECL/impairment charges on loans and credit commitments	89.60%	86.60%	86.30%	85.10%	84.80%
Recoveries	$ 154	$ 155	$ 149	$ 131	$ 113
Write-offs	(1,098)	(1,058)	(1,602)	(1,119)	(1,110)
New Zealand
Financial assets
Provisions for ECL/impairment	$ 327	$ 329	$ 350	$ 445	$ 407
Percentage of provision for ECL/impairment charges on loans and credit commitments	8.40%	10.80%	11.20%	12.40%	12.20%
Recoveries	$ 18	$ 24	$ 19	$ 6	$ 18
Write-offs	(54)	(69)	(53)	(67)	(110)
Other overseas
Financial assets
Provisions for ECL/impairment	$ 80	$ 80	$ 77	$ 93	$ 98
Percentage of provision for ECL/impairment charges on loans and credit commitments	2.00%	2.60%	2.50%	2.50%	3.00%
Write-offs	$ (2)		$ (1)	$ (3)	$ (18)
Accommodation, cafes and restaurants | Australia
Financial assets
Provisions for ECL/impairment	$ 75	$ 62	$ 67	$ 95	$ 86
Percentage of provision for ECL/impairment charges on loans and credit commitments	1.90%	2.00%	2.10%	2.70%	2.60%
Recoveries		$ 1	$ 3
Write-offs	$ (12)	(14)	(38)	$ (17)	$ (40)
Accommodation, cafes and restaurants | New Zealand
Financial assets
Provisions for ECL/impairment	$ 2	$ 3	$ 2	$ 2	1
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.10%	0.10%	0.10%	0.10%
Agriculture, forestry and fishing | Australia
Financial assets
Provisions for ECL/impairment	$ 93	$ 69	$ 59	$ 74	$ 115
Percentage of provision for ECL/impairment charges on loans and credit commitments	2.40%	2.30%	1.90%	2.10%	3.40%
Write-offs	$ (4)	$ (12)	$ (10)	$ (12)	$ (36)
Agriculture, forestry and fishing | New Zealand
Financial assets
Provisions for ECL/impairment	$ 67	$ 77	$ 93	$ 120	$ 64
Percentage of provision for ECL/impairment charges on loans and credit commitments	1.70%	2.50%	3.00%	3.30%	1.90%
Write-offs	$ (2)			$ (1)	$ (3)
Construction | Australia
Financial assets
Provisions for ECL/impairment	$ 148	$ 93	$ 86	$ 86	$ 85
Percentage of provision for ECL/impairment charges on loans and credit commitments	3.80%	3.00%	2.80%	2.40%	2.50%
Recoveries	$ 1	$ 1	$ 2	$ 1	$ 4
Write-offs	(13)	(23)	(30)	(20)	(40)
Construction | New Zealand
Financial assets
Provisions for ECL/impairment	$ 9	$ 16	$ 9	$ 9	$ 9
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.20%	0.50%	0.30%	0.20%	0.30%
Write-offs		$ (1)	$ (1)	$ (1)
Finance and insurance | Australia
Financial assets
Provisions for ECL/impairment	$ 55	$ 67	$ 53	$ 131	$ 124
Percentage of provision for ECL/impairment charges on loans and credit commitments	1.40%	2.20%	1.70%	3.70%	3.70%
Recoveries		$ 1	$ 1	$ 34	$ 8
Write-offs	$ (4)	(4)	(6)	(13)	(12)
Finance and insurance | New Zealand
Financial assets
Provisions for ECL/impairment	$ 2	$ 3	$ 3	$ 4	$ 3
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.10%	0.10%	0.10%	0.10%	0.10%
Manufacturing | Australia
Financial assets
Provisions for ECL/impairment	$ 111	$ 196	$ 164	$ 278	$ 219
Percentage of provision for ECL/impairment charges on loans and credit commitments	2.80%	6.40%	5.30%	7.70%	6.60%
Recoveries	$ 1		$ 2	$ 1	$ 3
Write-offs	(12)	$ (12)	(105)	(21)	(20)
Manufacturing | New Zealand
Financial assets
Provisions for ECL/impairment	$ 14	$ 26	$ 24	$ 53	$ 57
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.40%	0.90%	0.80%	1.50%	1.70%
Write-offs					$ (1)
Mining | Australia
Financial assets
Provisions for ECL/impairment	$ 36	$ 91	$ 131	$ 246	$ 190
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.90%	3.00%	4.20%	6.80%	5.70%
Recoveries		$ 1	$ 1
Write-offs	$ (1)	(14)	(46)	$ (18)	$ (17)
Mining | New Zealand
Financial assets
Provisions for ECL/impairment		1	1	$ 15	$ 14
Percentage of provision for ECL/impairment charges on loans and credit commitments				0.40%	0.40%
Write-offs					$ (28)
Property | Australia
Financial assets
Provisions for ECL/impairment	$ 216	$ 204	$ 240	$ 287	$ 314
Percentage of provision for ECL/impairment charges on loans and credit commitments	5.50%	6.70%	7.70%	8.00%	9.40%
Recoveries	$ 8	$ 7	$ 10	$ 3	$ 15
Write-offs	(31)	(39)	(76)	(44)	(104)
Property | New Zealand
Financial assets
Provisions for ECL/impairment	$ 20	$ 27	$ 38	$ 52	$ 62
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.50%	0.90%	1.20%	1.40%	1.90%
Write-offs		$ (13)	$ (2)	$ (10)	$ (18)
Property services and business services | Australia
Financial assets
Provisions for ECL/impairment	$ 230	$ 128	$ 155	$ 216	$ 95
Percentage of provision for ECL/impairment charges on loans and credit commitments	5.90%	4.20%	5.00%	6.00%	2.80%
Recoveries	$ 1	$ 1	$ 3	$ 2	$ 2
Write-offs	(24)	(44)	(203)	(43)	(70)
Property services and business services | New Zealand
Financial assets
Provisions for ECL/impairment	$ 5	$ 8	$ 11	$ 21	$ 22
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.10%	0.20%	0.30%	0.60%	0.60%
Write-offs				$ (2)
Services | Australia
Financial assets
Provisions for ECL/impairment	$ 175	$ 137	$ 126	$ 116	$ 56
Percentage of provision for ECL/impairment charges on loans and credit commitments	4.50%	4.50%	4.00%	3.20%	1.70%
Recoveries		$ 1		$ 2	$ 1
Write-offs	$ (7)	(24)	$ (97)	(36)	(18)
Services | New Zealand
Financial assets
Provisions for ECL/impairment	$ 9	$ 9	$ 14	$ 13	$ 12
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.20%	0.30%	0.40%	0.40%	0.40%
Write-offs		$ (1)			$ (1)
Trade | Australia
Financial assets
Provisions for ECL/impairment	$ 242	$ 199	$ 183	$ 213	$ 209
Percentage of provision for ECL/impairment charges on loans and credit commitments	6.20%	6.50%	5.90%	5.90%	6.30%
Recoveries	$ 2	$ 2	$ 3	$ 1	$ 1
Write-offs	(62)	(56)	(59)	(30)	(56)
Trade | New Zealand
Financial assets
Provisions for ECL/impairment	$ 15	$ 21	$ 17	$ 18	$ 25
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.40%	0.70%	0.50%	0.50%	0.80%
Write-offs	$ (2)	$ (1)	$ (1)	$ (1)	$ (4)
Transport and storage | Australia
Financial assets
Provisions for ECL/impairment	$ 109	$ 79	$ 92	$ 73	$ 142
Percentage of provision for ECL/impairment charges on loans and credit commitments	2.80%	2.60%	2.90%	2.00%	4.30%
Recoveries	$ 1	$ 1	$ 1	$ 1
Write-offs	(14)	(17)	(17)	(48)	$ (24)
Transport and storage | New Zealand
Financial assets
Provisions for ECL/impairment	$ 3	$ 5	$ 5	$ 7	$ 7
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.10%	0.20%	0.20%	0.20%	0.20%
Utilities | Australia
Financial assets
Provisions for ECL/impairment	$ 17	$ 13	$ 15	$ 9	$ 27
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.40%	0.40%	0.50%	0.20%	0.80%
Write-offs	$ (1)	$ (1)		$ (1)	$ (2)
Utilities | New Zealand
Financial assets
Provisions for ECL/impairment	1	$ 2	$ 3	$ 4	$ 2
Percentage of provision for ECL/impairment charges on loans and credit commitments		0.10%	0.10%	0.10%	0.10%
Retail lending | Australia
Financial assets
Provisions for ECL/impairment	$ 1,890	$ 1,200	$ 1,229	$ 1,102	$ 1,046
Percentage of provision for ECL/impairment charges on loans and credit commitments	48.30%	39.30%	39.40%	30.60%	31.40%
Recoveries	$ 135	$ 139	$ 118	$ 84	$ 78
Write-offs	(903)	(793)	(898)	(803)	(658)
Retail lending | New Zealand
Financial assets
Provisions for ECL/impairment	$ 173	$ 130	$ 130	$ 125	$ 128
Percentage of provision for ECL/impairment charges on loans and credit commitments	4.40%	4.30%	4.20%	3.50%	3.80%
Write-offs	$ (50)	$ (53)	$ (49)	$ (51)	$ (55)
Other | Australia
Financial assets
Provisions for ECL/impairment	$ 109	$ 106	$ 92	$ 138	$ 119
Percentage of provision for ECL/impairment charges on loans and credit commitments	2.80%	3.50%	2.90%	3.80%	3.60%
Recoveries	$ 5		$ 5	$ 2	$ 1
Write-offs	(10)	$ (5)	$ (17)	(13)	(13)
Other | New Zealand
Financial assets
Provisions for ECL/impairment	$ 7	1		$ 2	$ 1
Percentage of provision for ECL/impairment charges on loans and credit commitments	0.20%			0.10%
Write-offs				$ (1)
Parent Entity
Financial assets
Contractual amount outstanding of write-offs which remain subject to enforcement activity	$ 962
Recoveries	$ 143	$ 138